FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	2 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 3		$ 0
Transfers out of Level 3		0
Transfers from level 1 to level 2		0
Transfers from level 2 to level 1		0
FPA Liability		0	$ 0	$ 10,654,540
Cash held in the Trust Account				$ 517,500,000
FPA Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability for consummation of business combination				90.00%
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FPA Liability				$ 10,654,540
Level 3 | FPA Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of common stock and warrants	$ 75,000,000	75,000,000
Fixed commitment	$ 75,000,000	$ 75,000,000